UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/17 (Unaudited)

REPURCHASE AGREEMENTS (29.4%)(a)
			Principal amount	Value

Interest in $177,000,000 joint tri-party term repurchase agreement dated 6/29/17 with Citigroup Global Markets, Inc. due 7/6/17 - maturity value of $17,003,570 for an effective yield of 1.080% (collateralized by various mortgage backed securities and a U.S. Treasury bond with coupon rates ranging from 2.000% to 8.500% and due dates ranging from 12/1/18 to 6/1/51, valued at $180,540,000)			$17,000,000	$17,000,000

Interest in $188,865,000 joint tri-party repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc. due 7/3/17 - maturity value of $76,006,903 for an effective yield of 1.090% (collateralized by various mortgage backed securities and U.S. Treasury notes with coupon rates ranging from 1.250% to 9.000% and due dates ranging from 5/31/18 to 4/1/47, valued at $192,642,300)			76,000,000	76,000,000

Interest in $76,000,000 tri-party repurchase agreement dated 6/30/17 with Goldman, Sachs & Co. due 7/3/17 - maturity value of $76,006,777 for an effective yield of 1.070% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 4.000% and due dates ranging from 9/1/28 to 8/1/44, valued at $77,520,000)			76,000,000	76,000,000

Interest in $237,209,000 joint tri-party repurchase agreement dated 6/30/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 7/3/17 - maturity value of $75,078,819 for an effective yield of 1.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 2/1/30 to 5/20/47, valued at $241,953,181)			75,072,000	75,072,000

Total repurchase agreements (cost $244,072,000)				$244,072,000

CERTIFICATES OF DEPOSIT (27.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	1.151	8/2/17	$5,500,000	$5,501,509

Bank of America, NA FRN	1.011	9/5/17	13,250,000	13,250,000

Bank of Montreal/Chicago, IL FRN (Canada)	1.367	10/3/17	9,000,000	9,000,000

Bank of Montreal/Chicago, IL FRN (Canada)	1.339	10/17/17	4,500,000	4,500,000

Bank of Nova Scotia/Houston FRN	1.534	9/7/17	8,500,000	8,500,000

BNP Paribas SA/New York, NY (France)	1.300	10/20/17	4,150,000	4,150,000

Canadian Imperial Bank of Commerce/New York, NY FRN	1.717	2/2/18	8,500,000	8,500,000

Canadian Imperial Bank of Commerce/New York, NY FRN	1.680	8/16/17	1,800,000	1,800,889

Citibank, NA	1.260	8/21/17	9,000,000	9,000,000

Citibank, NA	1.070	7/7/17	1,750,000	1,750,025

Citibank, NA	1.042	7/21/17	5,250,000	5,250,605

Commonwealth Bank of Australia 144A FRN (Australia)	1.174	5/2/18	4,000,000	4,000,000

Cooperatieve Rabobank UA/NY (Netherlands)	1.250	9/20/17	9,000,000	9,002,842

Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.698	9/11/17	4,250,000	4,253,609

Credit Suisse AG/New York, NY	1.211	8/4/17	4,162,000	4,163,459

DNB Bank ASA/New York (Norway)	1.160	7/3/17	8,000,000	8,000,000

DNB Bank ASA/New York (Norway)	1.080	7/24/17	3,750,000	3,750,303

Mitsubishi UFJ Trust & Banking Corp./NY	1.200	8/23/17	4,000,000	4,001,862

Mizuho Bank, Ltd./NY FRN	1.737	7/13/17	8,250,000	8,251,476

Nordea Bank AB/New York, NY FRN	1.723	9/6/17	1,876,000	1,877,501

Nordea Bank Finland PLC/New York	1.262	7/5/17	6,000,000	5,999,850

Royal Bank of Canada/New York, NY FRN (Canada)	1.555	10/13/17	10,000,000	10,000,000

Royal Bank of Canada/New York, NY FRN (Canada)	1.519	12/8/17	3,000,000	3,000,000

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.659	8/17/17	6,250,000	6,254,154

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.492	11/15/17	8,500,000	8,509,694

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.306	11/6/17	8,500,000	8,500,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.430	8/1/17	3,000,000	3,000,432

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.422	8/15/17	7,000,000	7,002,189

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.279	12/15/17	8,500,000	8,500,000

Toronto-Dominion Bank/NY (Canada)	1.050	7/17/17	8,000,000	8,000,000

Toronto-Dominion Bank/NY FRN (Canada)	1.532	3/20/18	9,000,000	9,000,000

UBS AG/Stamford, CT	1.180	8/17/17	9,000,000	9,000,000

Wells Fargo Bank, NA FRN	1.596	7/24/17	5,000,000	5,001,216

Wells Fargo Bank, NA FRN	1.505	1/9/18	9,000,000	9,006,149

Wells Fargo Bank, NA FRN	1.367	8/10/17	10,000,000	10,002,308

Total certificates of deposit (cost $229,280,072)				$229,280,072

COMMERCIAL PAPER (22.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	1.082	7/18/17	$4,250,000	$4,247,833

ABN AMRO Funding USA, LLC 144A	1.201	7/10/17	2,500,000	2,499,250

Australia & New Zealand Banking Group, Ltd (Australia)	1.022	7/26/17	8,500,000	8,493,979

BPCE SA (France)	1.227	8/4/17	4,250,000	4,245,083

Canadian Imperial Holdings, Inc.	1.211	7/28/17	7,000,000	6,993,648

Chariot Funding, LLC	1.181	7/18/17	8,250,000	8,245,403

Commonwealth Bank of Australia 144A (Australia)	1.405	7/6/17	4,250,000	4,250,257

Commonwealth Bank of Australia 144A (Australia)	1.187	2/15/18	9,000,000	9,000,000

Commonwealth Bank of Australia 144A (Australia)	1.166	8/4/17	8,250,000	8,253,228

Danske Corp. 144A Ser. A (Denmark)	1.213	8/24/17	4,000,000	3,992,740

Danske Corp. 144A Ser. A (Denmark)	1.195	7/28/17	4,300,000	4,296,162

HSBC Bank PLC 144A (United Kingdom)	1.270	4/13/18	8,000,000	8,000,000

National Australia Bank, Ltd. 144A (Australia)	1.307	11/9/17	3,550,000	3,533,207

National Australia Bank, Ltd. 144A (Australia)	1.273	12/12/17	8,500,000	8,500,000

National Bank of Canada (Canada)	1.133	7/10/17	4,250,000	4,248,799

Nationwide Building Society 144A (United Kingdom)	1.154	8/2/17	4,000,000	3,995,911

Nordea Bank AB (Sweden)	1.229	9/18/17	8,250,000	8,227,822

Nordea Bank AB (Sweden)	1.052	7/25/17	1,400,000	1,399,020

Nordea Bank AB 144A (Sweden)	1.073	7/27/17	2,000,000	1,998,454

NRW.Bank 144A (Germany)	1.206	7/5/17	4,000,000	3,999,464

NRW.Bank 144A (Germany)	1.118	7/21/17	4,250,000	4,247,367

Prudential PLC (United Kingdom)	1.203	9/1/17	2,000,000	1,995,867

Simon Property Group LP	1.274	10/2/17	8,250,000	8,222,933

Skandinaviska Enskilda Banken AB (Sweden)	1.201	7/26/17	1,200,000	1,199,000

Societe Generale SA (France)	1.242	7/31/17	8,250,000	8,241,475

Svenska Handelsbanken AB (Sweden)	1.307	11/6/17	4,000,000	3,981,511

Svenska Handelsbanken AB (Sweden)	1.103	8/1/17	2,300,000	2,297,821

Swedbank AB (Sweden)	1.164	8/23/17	3,750,000	3,743,596

Swedbank AB (Sweden)	1.150	7/3/17	12,750,000	12,749,184

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	1.222	8/14/17	8,095,000	8,082,929

Westpac Banking Corp. 144A (Australia)	1.354	1/8/18	7,000,000	7,000,000

Westpac Banking Corp. 144A (Australia)	1.321	11/2/17	1,500,000	1,501,238

Westpac Banking Corp. 144A (Australia)	1.167	3/2/18	5,000,000	5,000,000

Westpac Banking Corp./NY (Australia)	1.222	8/25/17	11,000,000	10,979,497

Total commercial paper (cost $187,662,678)				$187,662,678

ASSET-BACKED COMMERCIAL PAPER (15.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, Ltd. (Cayman Islands)	1.274	9/22/17	$4,000,000	$3,988,288

CAFCO, LLC	1.284	9/21/17	4,000,000	3,988,338

Chariot Funding, LLC	0.961	7/6/17	8,250,000	8,248,900

Collateralized Commercial Paper II Co., LLC	1.203	7/5/17	9,000,000	8,998,800

Collateralized Commercial Paper II Co., LLC 144A	1.553	7/24/17	9,000,000	9,001,894

CRC Funding, LLC	1.285	9/28/17	4,000,000	3,987,342

Fairway Finance Co., LLC 144A (Canada)	1.123	8/2/17	12,300,000	12,287,755

Gotham Funding Corp. (Japan)	1.103	8/10/17	4,250,000	4,244,806

Liberty Street Funding, LLC (Canada)	1.346	10/23/17	2,500,000	2,489,392

Liberty Street Funding, LLC (Canada)	1.284	9/18/17	5,000,000	4,985,956

Liberty Street Funding, LLC (Canada)	1.143	7/7/17	9,000,000	8,998,290

Manhattan Asset Funding Co., LLC (Japan)	1.201	7/18/17	8,250,000	8,245,325

Old Line Funding, LLC 144A	1.225	8/15/17	8,500,000	8,487,038

Regency Markets No. 1, LLC	1.121	7/12/17	12,500,000	12,495,722

Regency Markets No. 1, LLC 144A	1.231	7/25/17	4,500,000	4,496,310

Thunder Bay Funding, LLC 144A	1.153	8/21/17	4,250,000	4,243,076

Thunder Bay Funding, LLC 144A	1.062	7/6/17	8,600,000	8,598,734

Victory Receivables Corp. (Japan)	1.211	7/17/17	4,150,000	4,147,768

Victory Receivables Corp. (Japan)	1.072	7/14/17	4,250,000	4,248,358

Total asset-backed commercial paper (cost $126,182,092)				$126,182,092

TIME DEPOSITS (5.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd/Cayman Islands (Cayman Islands)	1.150	7/5/17	$17,000,000	$17,000,000

BNP Paribas/Cayman Islands (France)	1.150	7/3/17	8,500,000	8,500,000

Credit Agricole Corporate and Investment Bank/New York (France)	1.060	7/3/17	8,500,000	8,500,000

National Australia Bank/Cayman Islands (Cayman Islands)	1.030	7/3/17	13,000,000	13,000,000

Total time deposits (cost $47,000,000)				$47,000,000

TOTAL INVESTMENTS

Total investments (cost $834,196,842)(b)				$834,196,842

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $831,115,000.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.6%
	Canada	10.1
	Australia	8.5
	Sweden	6.5
	Cayman Islands	4.1
	France	4.0
	Japan	3.5
	United Kingdom	1.7
	Netherlands	1.6
	Norway	1.4
	Denmark	1.0
	Germany	1.0

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$126,182,092	$—
Certificates of deposit	—	229,280,072	—
Commercial paper	—	187,662,678	—
Repurchase agreements	—	244,072,000	—
Time deposits	—	47,000,000	—

Totals by level	$—	$834,196,842	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Repurchase agreements	$93,000,000	$76,000,000	$75,072,000	$244,072,000

	Total Assets	$93,000,000	$76,000,000	$75,072,000	$244,072,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$93,000,000	$76,000,000	$75,072,000	$244,072,000
	Total collateral received (pledged)##†	$93,000,000	$76,000,000	$75,072,000
	Net amount	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017